Fees and Expenses	May 29, 2026
Corgi 0-3 Month T-Bill ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares").
You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of yo ur in
vestment)
Management Fee	0.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.05%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Invest
m
ent Company Act of 1940, as ame
nded
(the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$5	$16

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi 3-12 Month T-Bill ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares").
You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.05%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, a
s amen
ded (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5
%
annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$5	$16

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi 1-3 Year Treasury Bond ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares").
You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.05%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expe nses
; and other non-routine or extraordinary expenses.

(2)
The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$5	$16

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi 3-7 Year Treasury Bond ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares").
You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.05%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary opera tin
g expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$5	$16

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading ac tivit
y (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions.
These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi 1-5 Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares").
You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percent
age o
f the value of your investment)
Management Fee	0.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.05%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investmen
t Co
mpany Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$5	$16

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities and derivatives, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi 0-5 Year High Yield Corporate Bond ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares").
You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.15%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as a men
ded (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$15	$48

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities and derivatives, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.